INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Franchise agreements CNY	Dec. 31, 2012 Franchise agreements CNY	Dec. 31, 2013 Non-compete agreement CNY	Dec. 31, 2012 Non-compete agreement CNY	Dec. 31, 2013 Favorable lease agreements CNY	Dec. 31, 2012 Favorable lease agreements CNY	Dec. 31, 2013 Purchased software CNY	Dec. 31, 2012 Purchased software CNY	Dec. 31, 2013 Brand name CNY	Dec. 31, 2012 Brand name CNY
Intangible assets, net
Intangible assets, gross	137,583	127,016			7,700	7,900	400	400	76,048	69,626	24,835	20,490	28,600	28,600
Less: Accumulated amortization	(35,738)	(26,036)
Total	101,845	100,980		16,824
Unfavorable lease
Unfavorable lease agreements	3,924	3,924
Less: Accumulated amortization	(2,307)	(1,969)
Unfavorable lease agreements, net	1,617	1,955
Amortization expense of intangible assets	9,846	10,501	6,652